Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Property and equipment, gross	$ 39,502,930	$ 39,742,640
Less accumulated amortization and depreciation	(32,112,645)	(31,829,789)
Property and equipment, net	7,390,285	7,912,851
Land [Member]
Property and equipment, gross	3,148,834	3,148,834
Building and Building Improvements [Member]
Property and equipment, gross	8,311,953	8,303,055
Machinery and Equipment [Member]
Property and equipment, gross	26,909,968	27,214,996
Furniture and Fixtures [Member]
Property and equipment, gross	902,012	904,256
Construction in Progress [Member]
Property and equipment, gross	$ 230,163	$ 171,499